Property & Equipment (Tables)	12 Months Ended
Oct. 31, 2012
Property and Equipment [Abstract]
Summary of property and equipment
	10/31/2012	10/31/2011
Computer Hardware	$4,233	$4,233
Furniture and Fixtures	1,494	1,494
Less: Accumulated depreciation & amortization	(5,158)	(4,946)
	$569	$781